Investments in Affiliates (Parenthetical) (Detail)	Mar. 31, 2019
Computer Age Management Services Private Limited (''CAMS'')
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and subsidiaries Investment	6.50%
Computer Age Management Services Private Limited (''CAMS'') | HDFC Group Ownership
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and subsidiaries Investment	12.50%
International Asset Reconstruction Company Private Limited
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Ltd. and subsidiaries Investment	19.20%